Investment Strategy	May 29, 2026
PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

PD Emerging Markets Index Portfolio – In the Principal Investment Strategies subsection, the following is added after the first sentence of the second paragraph:

The Fund will generally hold these securities in approximately the same proportions as their weightings in the index.

Also in the Principal Investment Strategies subsection, the following is added after the first sentence of the fifth paragraph:

The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

PD International Large-Cap Index Portfolio | PD International Large-Cap Index Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

PD International Large-Cap Index Portfolio – In the Principal Investment Strategies subsection, the following is added after the first sentence of the third paragraph:

The Fund will generally hold these securities in approximately the same proportions as their weightings in the index.

Also in the Principal Investment Strategies subsection, the following is added after the first sentence of the sixth paragraph:

The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.